Consolidated Balance Sheet - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Assets
Goodwill	€ 7,011,909,000	€ 6,228,901,000
Other intangible assets	2,949,147,000	1,636,950,000
Rights of use	897,552,000	795,657,000
Property, plant and equipment	3,270,937,000	2,547,497,000
Investment in equity-accounted investees	1,955,177,000	1,999,776,000
Non-current financial assets
Non-current financial assets measured at fair value	38,570,000	4,106,000
Non-current financial assets at amortized cost	582,175,000	358,161,000
Total non-current financial assets	620,745,000	362,267,000
Deferred tax assets	174,923,000	152,507,000
Total non-current assets	16,880,390,000	13,723,555,000
Current assets
Inventories	3,201,357,000	2,259,354,000
Non-current assets held for sale	4,969,000
Current contract assets	35,154,000	1,939,000
Trade and other receivables
Trade receivables	608,688,000	432,197,000
Other receivables	73,181,000	55,063,000
Current income tax assets	56,782,000	12,448,000
Total trade and other receivables	738,651,000	499,708,000
Other current financial assets
Current financial assets measured at fair value	12,629,000	3,238,000
Current financial assets at amortized cost	31,034,000	2,026,469,000
Total current financial assets	43,663,000	2,029,707,000
Other current assets	81,814,000	64,079,000
Cash and cash equivalents	547,979,000	655,493,000
Total current assets	4,653,587,000	5,510,280,000
Total Assets	21,533,977,000	19,233,835,000
Equity and liabilities
Share capital	119,603,705	119,603,705
Share premium	910,728,000	910,728,000
Reserves	4,326,436,000	4,133,388,000
Treasury stock	(162,220,000)	(164,189,000)
Profit for the year attributable to the Parent	208,279,000	188,726,000
Total equity	5,402,827,000	5,188,257,000
Cash Flow hedges	(438,000)	3,130,000
Other comprehensive Income	(8,084,000)	(869,000)
Translation differences	735,633,000	333,091,000
Other comprehensive expenses	727,111,000	335,352,000
Equity attributable to the Parent	6,129,938,000	5,523,609,000
Non-controlling interests	2,327,606,000	1,793,489,000
Total equity	8,457,544,000	7,317,098,000
Non-current liabilities
Grants	15,123,000	15,036,000
Provisions	110,063,000	24,122,000
Non-current financial liabilities	9,960,562,000	7,768,950,000
Other non-current liabilities	15,000	333,000
Deferred tax liabilities	1,034,823,000	633,984,000
Total non-current liabilities	11,120,586,000	8,442,425,000
Provisions	56,339,000	31,407,000
Current financial liabilities	795,686,000	2,438,291,000
Trade and Other Payables
Suppliers	731,918,000	628,992,000
Other payables	114,730,000	151,834,000
Current income tax liabilities	15,687,000	4,516,000
Total trade and other payables	862,335,000	785,342,000
Other current liabilities	241,487,000	219,272,000
Total current liabilities	1,955,847,000	3,474,312,000
Total Liabilities	13,076,433,000	11,916,737,000
Total equity and liabilities	€ 21,533,977,000	€ 19,233,835,000